Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of Major Components of Tax Expense (Income)
Income tax recovery for the years ended December 31, 2021 and 2020 is as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Current income tax expense
Expense for the year	1,236	239
Current income tax expense	1,236	239
Deferred income tax recovery
Origination and reversal of temporary differences in the current year	(1,002)	(41,812)
Deferred income tax expense (recovery)	(1,002)	(41,812)
Income tax expense (recovery)	234	(41,573)

Disclosure of Income Tax Reconciliation
A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended and December 31, 2021 and 2020, is as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Income (loss) before income taxes	(1,225)	(21,462)
Statutory tax rate	26.5%	26.5%
Income tax expense (recovery) at statutory rates	(325)	(5,687)
Reconciling items:
Not deductible listing expenses	—	5,346
Not deductible expenses	199	898
Differences in foreign statutory tax rates	170	—
Impact of change of tax status	—	(35,111)
Foreign withholding tax	302	239
Temporary differences subject to initial recognition exemption	64	23
Foreign exchange	—	(7,206)
Other	(176)	(75)
Net income tax expense (recovery)	234	(41,573)

Disclosure of Significant Components and Movement of Deferred Income Tax Assets And Liabilities
The significant components and movement of deferred income tax assets and liabilities as at December 31, 2021 and 2020 and for the year then ended are as follows:

	As at December 31, 2020	Consolidated statement of income	Equity	As at December 31, 2021
	$	$	$	$
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and other interests	39,642	(3,434)	—	36,208
Deferred and restricted share units	393	467	—	860
Share and debt issue expenses	233	(41)	—	192
Non-capital loss carry-forwards	1,990	3,811	—	5,801
	42,258	803	—	43,061

Deferred income tax liabilities:
Taxable temporary differences relating to:
Gold Prepay Loan	199	(199)	—	—
	199	(199)	—	—
Deferred income tax assets, net	42,059	1,002	—	43,061

	As as January 1, 2020	Consolidated statement of income	Equity	As at December 31, 2020
	$	$	$	$
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and other interests	—	39,642	—	39,642
Deferred and restricted share units	—	393	—	393
Share and debt issue expenses	—	(14)	247	233
Non-capital loss carry-forwards	—	1,990	—	1,990
	—	42,011	247	42,258

Deferred income tax liabilities:
Taxable temporary differences relating to:
Gold Prepay Loan	—	199	—	199
	—	199	—	199
Deferred income tax assets, net	—	41,812	247	42,059